SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 29.9	$ 51.9	$ 83.3
Restricted cash	1.4	1.5	0.9
Cash and cash equivalents and restricted cash as reported per statement of cash flows	$ 31.3	$ 53.4	$ 84.2	$ 36.8